Annual Operating Expenses {- Franklin Mutual European Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual European Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management fees	0.86%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual Fund operating expenses	1.29%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.29%
Class C
Operating Expenses:
Management fees	0.86%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual Fund operating expenses	2.04%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.04%
Class R
Operating Expenses:
Management fees	0.86%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual Fund operating expenses	1.54%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.54%
Class R6
Operating Expenses:
Management fees	0.86%
Distribution and service (12b-1) fees	none
Other expenses	0.08%	[1]
Total annual Fund operating expenses	0.94%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.93%	[1]
Class Z
Operating Expenses:
Management fees	0.86%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual Fund operating expenses	1.04%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.04%

[1]

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.02% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.